Expense Example - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Global High Income Fund - Class A
Expense Example:
1 year	$ 503
3 years	779
5 years	1,088
10 years	1,964
Fidelity Advisor Global High Income Fund - Class C
Expense Example:
1 year	283
3 years	626
5 years	1,107
10 years	2,245
Fidelity Advisor Global High Income Fund - Class M
Expense Example:
1 year	503
3 years	779
5 years	1,088
10 years	1,964
Fidelity Advisor Global High Income Fund - Class I
Expense Example:
1 year	82
3 years	317
5 years	583
10 years	$ 1,345